MMU-Q3

Quarterly Report
July 31, 2025
MFS®  Utilities Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Energy - Renewables – 2.0%
EDP Renovaveis S.A.	4,321,835	$50,609,750
Natural Gas - Distribution – 2.1%
Atmos Energy Corp.	352,850	$55,016,372
Telecom - Infrastructure – 3.6%
Cellnex Telecom S.A.	1,154,735	$40,516,759
SBA Communications Corp., REIT	233,954	52,574,143
		$93,090,902
Telecom Services – 1.2%
Hellenic Telecommunications Organization S.A.	572,221	$10,382,996
Rogers Communications, Inc.	644,723	21,534,195
		$31,917,191
Utilities - Electric Power – 88.3%
Alliant Energy Corp.	1,104,515	$71,804,520
Ameren Corp.	957,522	96,834,200
American Electric Power Co., Inc.	902,637	102,124,350
CenterPoint Energy, Inc.	506,448	19,660,311
Constellation Energy	629,928	219,114,156
Dominion Energy, Inc.	1,667,045	97,438,780
DTE Energy Co.	847,461	117,297,077
Duke Energy Corp.	220,771	26,854,584
E.ON SE	1,078,751	19,641,732
Edison International	1,393,263	72,616,868
Enel S.p.A. (l)	6,387,155	56,366,002
Energias de Portugal S.A.	7,129,947	30,717,791
Equatorial Energia S.A.	768,151	4,673,751
Exelon Corp.	288,669	12,972,785
National Grid PLC	2,219,053	31,172,693
NextEra Energy, Inc.	3,836,295	272,607,123
OGE Energy Corp.	622,373	28,268,182
PG&E Corp.	9,495,162	133,122,171
Pinnacle West Capital Corp.	508,337	46,065,499
Portland General Electric Co.	840,358	34,555,521
PPL Corp.	2,475,025	88,333,642
Public Service Enterprise Group, Inc.	782,038	70,219,192
RWE AG	2,135,467	87,512,488
Sempra Energy	1,455,760	118,906,477
Southern Co.	1,082,045	102,231,612
SSE PLC	2,342,515	57,078,643
Vistra Corp.	657,650	137,146,331
Xcel Energy, Inc.	1,827,817	134,234,881
		$2,289,571,362
Utilities - Water – 1.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	205,700	$3,978,778
United Utilities Group PLC	1,813,602	27,064,379
Veolia Environnement S.A.	366,648	12,427,035
		$43,470,192
Total Common Stocks		$2,563,675,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	17,414,665	$17,414,665
Collateral for Securities Loaned – 1.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	47,000,000	$47,000,000

Other Assets, Less Liabilities – (1.4)%		(35,390,097)
Net Assets – 100.0%		$2,592,700,337

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,414,665 and
$2,610,675,769, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	12,270,667	CAD	16,765,290	Merrill Lynch International	10/17/2025	$125,982
USD	1,744,510	CAD	2,378,868	Morgan Stanley Capital Services LLC	10/17/2025	21,270
USD	129,460,798	EUR	110,544,907	Barclays Bank PLC	10/17/2025	2,668,524
USD	45,334,300	EUR	38,690,717	Citibank N.A.	10/17/2025	957,005
USD	37,435,144	EUR	31,965,196	Deutsche Bank AG	10/17/2025	771,855
USD	24,166,322	GBP	17,934,989	Goldman Sachs International	10/17/2025	463,196
USD	34,166,721	GBP	25,362,977	HSBC Bank	10/17/2025	646,665
USD	13,651,354	GBP	10,132,762	State Street Corp.	10/17/2025	259,757
						$5,914,254
Liability Derivatives
EUR	427,168	USD	495,862	HSBC Bank	10/17/2025	$(5,910)
EUR	455,226	USD	522,469	Morgan Stanley Capital Services LLC	10/17/2025	(337)
EUR	678,692	USD	798,653	State Street Corp.	10/17/2025	(20,210)
EUR	4,863,747	USD	5,745,268	UBS AG	10/17/2025	(166,669)
						$(193,126)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,109,998,777	$—	$—	$2,109,998,777
United Kingdom	—	115,315,715	—	115,315,715
Germany	107,154,220	—	—	107,154,220
Portugal	—	81,327,541	—	81,327,541
Italy	56,366,002	—	—	56,366,002
Spain	—	40,516,759	—	40,516,759
Canada	21,534,195	—	—	21,534,195
France	12,427,035	—	—	12,427,035
Greece	10,382,996	—	—	10,382,996
Other Countries	8,652,529	—	—	8,652,529
Investment Companies	64,414,665	—	—	64,414,665
Total	$2,390,930,419	$237,160,015	$—	$2,628,090,434
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$5,914,254	$—	$5,914,254
Forward Foreign Currency Exchange Contracts – Liabilities	—	(193,126)	—	(193,126)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,668,528	$274,725,866	$269,979,079	$(111)	$(539)	$17,414,665

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$566,397	$—